Organization, Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Organization, Operations and Basis of Presentation [Abstract]
Organization, Operations and Basis of Presentation

Note 1 — Organization, Operations and Basis of Presentation

Business and Operations

LiveXLive Media, Inc. (formerly Loton, Corp) was originally incorporated under the laws of the State of Nevada on December 28, 2009 and reincorporated in the State of Delaware on August 2, 2017, pursuant to a reincorporation merger of Loton, Corp with and into LiveXLive Media, Inc., a Delaware corporation and Loton, Corp’s wholly owned subsidiary. Loton, Corp. ceased to exist as a separate entity, with LiveXLive Media, Inc. being the surviving entity. As part of the reincorporation, Loton, Corp changed its name to LiveXLive Media, Inc. (the “Company”). LiveXLive, Corp. (“LiveXLive”), the Company’s wholly owned subsidiary, was incorporated under the laws of the State of Delaware on February 24, 2015.

The Company is one of the world’s only premium internet networks devoted to live music and music-related video content. Since LiveXLive’s launch in 2015, it has been building an online destination for music fans to enjoy premium live performances from music venues and leading music festivals around the world, such as Rock in Rio, Hangout Music Festival and Outside Lands Music and Arts Festival, as well as premium original content, artist exclusives and industry interviews. The LiveXLive platform has featured performances and content from some of the most popular artists in various music genres, including Rihanna, Katy Perry, Radiohead, Metallica, Duran Duran, Chance The Rapper, Bruce Springsteen, Major Lazer and Maroon 5.

Basis of Presentation

The interim condensed consolidated financial statements included herein reflect all material adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which, in the opinion of management, are ordinary and necessary for a fair presentation of results for the interim periods. Certain information and footnote disclosures required under the accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company believes that the disclosures are adequate to make the information presented not misleading. The condensed consolidated balance sheet information as of March 31, 2017 was derived from the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K filed with the SEC on June 14, 2017 (the “2017 Annual Report”). These condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended March 31, 2017 and notes thereto included in the 2017 Annual Report.

The results of operations for the three months ended June 30, 2017 are not necessarily indicative of the results to be expected for the entire fiscal year or for any other period.

Stock Splits

In September 2016, the Company’s Board of Directors declared a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. In September 2017, the Company’s Board of Directors declared a 1-for-3 reverse stock split of the Company’s issued and outstanding common stock, which became effective October 16, 2017. All share and per-share amounts have been restated as of the earliest periods presented to reflect the stock splits.

Going Concern

The Company’s condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in its condensed consolidated financial statements, the Company had a stockholders’ deficit of $797,477 at June 30, 2017, incurred a net loss of $2,815,160, and utilized net cash of $1,462,949 in operating activities for the period then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued.

In addition, the Company’s independent public accounting firm in its audit report to the financial statements included in the Company’s 2017 Annual Report expressed substantial doubt about the Company’s ability to continue as a going concern. The Company’s condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through September 2017. The Company’s ability to continue as a going concern is dependent on its ability to execute its business strategy and on its ability to raise additional funds and/or to consummate a contemplated underwritten public offering of the Company’s common stock pursuant to the Registration Statement on Form S-1, Amendment No. 1, filed with the Securities and Exchange Commission on June 14, 2017 (the “Public Offering”). Management is currently seeking additional funds, primarily through the issuance of equity and/or debt securities for cash to operate the Company’s business, including as part of the Public Offering. The proceeds of the Public Offering will allow the Company to continue its operations without a going concern qualification, however, the Company can give no assurances that the Public Offering will be completed. Furthermore, no assurance can be given that any other future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on its operations, in the case of debt financing or cause substantial dilution for its stockholders, in case of equity and/or convertible debt financing.

Note 1 — Organization, Operations and Basis of Presentation

Business and Operations

Loton, Corp (“we,” “our” or the “Company”) was incorporated under the laws of the State of Nevada on December 28, 2009. LiveXLive, Corp. (“LiveXLive”), its wholly owned subsidiary, was incorporated under the laws of the State of Delaware on February 24, 2015. The Company is one of the world’s only premium internet networks devoted to live music and music-related video content. Since LiveXLive’s launch in 2015, it has been building an online destination for music fans to enjoy premium live performances from music venues and leading music festivals around the world, such as Rock in Rio, Hangout Music Festival and Outside Lands Music and Arts Festival, as well as premium original content, artist exclusives and industry interviews. The LiveXLive platform has featured performances and content from some of the most popular artists in various music genres, including Rihanna, Katy Perry, Radiohead, Metallica, Duran Duran, Chance The Rapper, Bruce Springsteen, Major Lazer and Maroon 5.

Stock Splits

In September 2016, the Company’s Board of Directors declared a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. In September 2017, the Company’s Board of Directors declared a 1-for-3 reverse stock split of the Company’s issued and outstanding common stock, which became effective October 16, 2017. All share and per-share amounts have been restated as of the earliest periods presented to reflect the stock splits.

Going Concern

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in its consolidated financial statements, the Company had a stockholders’ deficit of $3,405,692 at March 31, 2017, incurred a net loss of $14,249,719, and utilized net cash of $3,123,169 in operating activities for the fiscal year then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued. The Company’s consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through September 2017. The Company’s ability to continue as a going concern is dependent on its ability to execute its strategy and on its ability to raise additional funds and/or to consummate a public offering. Management is currently seeking additional funds, primarily through the issuance of equity and/or debt securities for cash to operate the Company’s business, including a public offering. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to it. Even if the Company is able to obtain additional financing, it may contain undue restrictions on its operations, in the case of debt financing or cause substantial dilution for its stockholders, in case of equity and/or convertible debt financing. Furthermore, no assurance can be given that a public offering will be consummated.